Additional Balance Sheet Information (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Balance Sheet Related Disclosures [Abstract]
Schedule of prepaid expenses and other current assets

	December 31,
	2021	2022
Prepaid expenses	$172	$133
Other receivables	67	67
Other current assets	22	4
Prepaid expenses and other current assets	$261	$204

Schedule of accounts payable and accrued expenses

Accounts payable and accrued expenses consist of the following (in thousands):

	September 30,	December 31,
	2023	2022
Accounts payable	$7,938	$975
Accrued liabilities	4,239	1,359
Employee compensation	730	291
Other	58	27
Accounts payable and accrued expenses	$12,965	$2,652

	December 31,
	2021	2022
Accounts payable	$1,687	$975
Accrued liabilities	248	1,359
Employee compensation	240	291
Other	27	27
Accounts payable and accrued expenses	$2,202	$2,652